CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain on disposal	$ 0	$ 1,962	$ 0
Interest paid/payable related party	14	13	14
Other income Received/receivable related party	143	144	154
Manufactured products [Member]
Revenues from related parties	2,669	3,663	3,806
Costs from related parties	23,857	46,953	45,925
Distributed products [Member]
Costs from related parties	9,083	7,484	4,056
Discontinued Operation [Member]
Gain on disposal		1,962
Revenues from related parties		317	4
Costs from related parties		$ 693	$ 54